March 8, 2013

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:          Nationwide Life Insurance Company
Nationwide Variable Account-II
File Numbers 333-182494 and 811-03330

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this Pre-Effective Amendment No. 2 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On July 2, 2012, Nationwide filed an initial Registration Statement on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated August 28, 2012.  On December 7, 2012, Nationwide filed Pre-Effective Amendment No. 1 to the registration statement.  Nationwide received your oral comments on February 1, 2013.  The attached Pre-Effective Amendment No. 2 reflects redlined changes that are a result of Staff comments and other miscellaneous disclosure changes.  Each comment is restated below and is accompanied by Nationwide’s response.

1. Definition of "Lifetime Withdrawal Amount". In the first sentence of the definition, please clarify what "subject to" means.  In addition, in the second sentence of the definition, please clarify that the Current Income Benefit Base is calculated on an ongoing basis.

Response.  We removed, ", subject to the Non-Lifetime Withdrawal if elected" from the definition of Lifetime Withdrawal Amount.  We believe it is more accurate to disclose the impact of the Non-Lifetime Withdrawal in the definition of the Current Income Benefit Base, not the Lifetime Withdrawal Amount, since the Non-Lifetime Withdrawal directly impacts the Current Income Benefit Base.  Therefore, we revised the definition of the Lifetime Withdrawal Amount as follows (emphasis added):

Lifetime Withdrawal Amount- The maximum amount that can be withdrawn between Nationwide Lifetime Income Track Anniversaries after the Withdrawal Start Date without reducing the Current Income Benefit Base.  It is calculated on each Nationwide Lifetime Income Track Anniversary (and adjusted between Nationwide Lifetime Income Track

Anniversaries for subsequent purchase payments, excess withdrawals, and if elected, the Non-Lifetime Withdrawal), by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.

2. Definition of "Original Income Benefit Base". Please clarify the definition so a contract owner will know when the value is calculated for the Original Income Benefit Base.

Response.  We revised the definition for Original Income Benefit Base as follows (emphasis added):

Original Income Benefit Base- For purposes of the Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.

3. Example.  Please include example numbers.

Response.  We included the example numbers.

4. Synopsis of the Contracts – Nationwide Lifetime Income Track Option.  Please confirm that there is a scenario when the contract owner can deplete the Current Income Benefit Base to $0 and still have a contract.

Response.  We confirm there is a scenario when a contract owner can deplete the Current Income Benefit base to $0 and still have a positive Contract Value and therefore still have a contract.

5. Premium Taxes. Please affirmatively state that Nationwide will highlight the last sentence under the "Premium Taxes" section and will remove the duplicative sentence in the "Short-Term Trading Fees" section.  Also affirmatively state that Nationwide will make these updates to all of its products that contain these sections during its annual update process.

Response.  We revised the "Premium Taxes" section as follows:

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.  Premium taxes may be deducted from death benefit proceeds.

In addition, we revised the third paragraph of the "Short-Term Trading Fees" section as follows:

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

In addition, we confirm that the revisions made to the "Premium Taxes" section and "Short-Term Trading Fees" section above will be made to all of Nationwide's products that contain these sections during Nationwide's annual update process.

6. Nationwide Lifetime Income Track – Availability.  Please clarify "RMD privilege".

Response.  We revised the last sentence of the "Availability" subsection of the "Nationwide Lifetime Income Track" section as follows (emphasis added):

However, once a contract becomes beneficially owned, the contract will not receive the benefit of the required minimum distribution privilege (see "RMD Privilege").

In addition, we added a new subsection heading as follows:

RMD Privilege

7. Nationwide Lifetime Income Track Charge at Annuitization. Please state that the Nationwide Lifetime Income Track charge will no longer be assessed at annuitization.

Response.  We revised the second paragraph of the "Nationwide Lifetime Income Track Charge" subsection of the "Nationwide Lifetime Income Track" section as follows (emphasis added):

The charge will be assessed on each Nationwide Lifetime Income Track Anniversary and will be deducted via redemption of Accumulation Units.  The charge will be assessed until annuitization.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract.

8. Impact of Withdrawals in Excess of the Withdrawal Percentage Limit.  Please describe the scenario when excess withdrawals deplete the contract value and current income benefit base, and describe when market conditions make it riskier to take excess withdrawals.

Response. There are many factors specific to individual contract owners that may have an effect on the overall impact of an excess withdrawal.  All of the potential factors cannot be summarized in general statement in a meaningful way.  Therefore, we revised the current disclosure to indicate this and to refer the contract owner to his or her financial advisor. We revised the "Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount" subsection of the "Nationwide Lifetime Income Track" section as follows (emphasis added):

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount

After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0.  Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years.  In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:

(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount;

    or

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract.  Consult with an advisor to determine what is best for you based on your individual financial situation and needs.

Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.

9. Settlement Options.

a. Default Option.  Please change the default for the settlement options if the contract owner does not establish or otherwise request the Lifetime Withdrawal Amount.

Response.  We revised the second paragraph and added a new third paragraph of the "Settlement Options" subsection of the "Nationwide Lifetime Income Track" section as follows (emphasis added):

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period").  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner has started taking Lifetime Withdrawals and does not make an election within the Notification Period, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the Lifetime Withdrawal Amount.  If the Contract Owner had requested Systematic Withdrawals of the

Lifetime Withdrawal Amount prior to the notice, those Systematic Withdrawals will continue.  If the Contract Owner had not requested Systematic Withdrawals prior to the notice, the Contract Owner may request Systematic Withdrawals at any time by contacting the Service Center.

If the Contract Owner has not started taking Lifetime Withdrawals and does not make an election within the Notification Period, Nationwide will initiate the Lifetime Withdrawals on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount .  If Nationwide initiates Lifetime Withdrawals on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date").  Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day).  Nationwide will mail a check to the Contract Owner's address on record.  The Contract Owner may contact the Service Center at any time to request Systematic Withdrawals of the Lifetime Withdrawal Amount.

b. Age Based Lump Sum Settlement Option.  Please describe the practical effect of the "…age of the younger spouse minus three years to determine the Annual Benefit Multiplier".

Response.  We revised the second paragraph of the "Age Based Lump Sum Settlement Option" subsection of the "Nationwide Lifetime Income Track" section as follows (emphasis added):

For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option).  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

10. Tax Treatment.  Please confirm that the second and third paragraphs in the "Tax Treatment" subsection of the "Nationwide Lifetime Income Track" section are not contradictory nor can they both be true at the same time.

Response.  We confirmed with our tax counsel that the second and third paragraphs of the "Tax Treatment" subsection of the "Nationwide Lifetime Income Track" section are not contradictory nor can they both be true at the same time.

11. Income Benefit Investment Options.  Please clarify which funds are asset allocation programs and which funds are funds of funds.

Response.  We revised the investment option list in the "Income Benefit Investment Options" section as follows:

Asset Allocation Programs:

Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services")
•	Balanced
•	Capital Appreciation
•	Moderate
•	Moderately Conservative

Static Asset Allocation Model (see "Static Asset Allocation Model")
•	American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund and 34% NVIT - American Funds NVIT Growth-Income Fund)

Funds of Funds:

American Funds Insurance Series
•	Protected Asset Allocation Fund

Ivy Funds Variable Insurance Portfolios, Inc.
•	Pathfinder Conservative
•	Pathfinder Moderate
•	Pathfinder Moderately Conservative

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	Loring Ward NVIT Moderate Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II
•	NVIT Investor Destinations Balanced Fund: Class II
•	NVIT Investor Destinations Capital Appreciation Fund: Class II
•	NVIT Investor Destinations Moderate Fund: Class II
•	NVIT Investor Destinations Moderately Conservative Fund: Class II

12. Right to Examine and Cancel.  Please confirm the accuracy of the revision regarding the return of contract charges for a free look cancelation.

Response.  Fees are not returned if a contract is canceled under a free look cancelation in a state that requires the return of contract value.  Therefore, we revised the third paragraph of the "Right to Examine and Cancel" section as follows:

Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.

13. Other Required Disclosure, Exhibits, and Representations. Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response.  Nationwide represents that the Pre-Effective Amendment No. 2 either contains, or incorporates by reference, all required disclosure, exhibits, and representations.

In addition, Nationwide acknowledges that:

a.
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

b.
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

c.
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me directly at (614) 677-6123 if you have any questions regarding this filing.

Sincerely,

/s/ BEN MISCHNICK
Ben Mischnick
Senior Counsel
Nationwide Life Insurance Company